Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Revenue from contracts with customers	€ 4,436	€ 7,121	€ 15,051	€ 17,435
EMEA
Revenues
Revenue from contracts with customers	2,585	2,935	7,901	9,757
Asia Pacific
Revenues
Revenue from contracts with customers	433	2,269	1,863	3,486
Americas
Revenues
Revenue from contracts with customers	1,418	1,917	5,287	4,192
Systems
Revenues
Revenue from contracts with customers	1,636	3,744	6,180	7,002
Systems | EMEA
Revenues
Revenue from contracts with customers	946	770	2,782	2,832
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	221	2,163	1,151	3,014
Systems | Americas
Revenues
Revenue from contracts with customers	469	811	2,247	1,156
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,235	3,647	5,360	6,485
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	401	97	820	517
Services
Revenues
Revenue from contracts with customers	2,800	3,377	8,871	10,433
Services | EMEA
Revenues
Revenue from contracts with customers	1,639	2,165	5,119	6,925
Services | Asia Pacific
Revenues
Revenue from contracts with customers	212	106	712	472
Services | Americas
Revenues
Revenue from contracts with customers	949	1,106	3,040	3,036
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	€ 2,800	€ 3,377	8,871	10,433
Services | Products and services transferred over time
Revenues
Revenue from contracts with customers			€ 0	€ 0